LAND	9 Months Ended
Sep. 30, 2025
Real Estate [Abstract]
LAND

5.	LAND

As of September 30, 2025 and December 31, 2024, the Company had 27 acres of land of approximately $540,000. The land is currently vacant and is expected to be developed into a residential community.